(Loss) Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
(Loss) Earnings per share [Abstract]
(Loss) Earnings Per Share
The calculation of basic and diluted (loss) earnings per share is based on the following:

	Six months ended June 30,
	2020	2019
	(Unaudited)
(Loss) profit attributable to equity holders of the Company (US$ in millions)	$(716)	$1,067
Weighted average number of shares for basic (loss) earnings per share (thousand shares)	8,088,743	8,082,946
Adjustment for share options (thousand shares)(i)	—	5,686
Weighted average number of shares for diluted (loss) earnings per share (thousand shares)	8,088,743	8,088,632

(Loss) earnings per share, basic(ii)	(US8.85 cents)	US13.20 cents
(Loss) earnings per share, basic	(HK68.59 cents)	HK103.16 cents
(Loss) earnings per share, diluted(ii)	(US8.85 cents)	US13.19 cents
(Loss) earnings per share, diluted	(HK68.59 cents)	HK103.08 cents

(i)The computation of the diluted loss per share for the six months ended June 30, 2020 did not assume the exercise of the Company’s share options because the exercise would result in a decrease in loss per share. For the six months ended June 30, 2019, the Company had outstanding share options that will potentially dilute the ordinary shares.
(ii)The translation of US$ amounts into HK$ amounts has been made at the exchange rate of US$1.00 to HK$7.7504 (six months ended June 30, 2019: US$1.00 to HK$7.8152).

The calculation of basic and diluted earnings per share is based on the following:

	Year ended December 31,
	2017	2018	2019
Profit attributable to equity holders of the Company (US$ in millions)	$1,603	$1,875	$2,033
Weighted average number of shares for basic earnings per share (thousand shares)	8,072,709	8,078,946	8,085,149
Adjustments for share options (thousand shares)	4,544	7,328	5,057
Weighted average number of shares for diluted earnings per share (thousand shares)	8,077,253	8,086,274	8,090,206

Earnings per share, basic	US19.86 cents	US23.21 cents	US25.14 cents
Earnings per share, basic(i)	HK155.22 cents	HK181.75 cents	HK195.79 cents
Earnings per share, diluted	US19.85 cents	US23.19 cents	US25.13 cents
Earnings per share, diluted(i)	HK155.14 cents	HK181.59 cents	HK195.71 cents

(i)The translation of US$ amounts into HK$ amounts has been made at the exchange rate on December 31, 2017, 2018 and 2019 of US$1.00 to HK$7.8157, US$1.00 to HK$7.8306 and US$1.00 to HK$7.7879, respectively.